Fees Summary	Aug. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,878,000
Previously Paid Amount	0.00
Total Fee Amount	287.52
Total Offset Amount	0.00
Net Fee	287.52
Narrative - Max Aggregate Offering Price	$ 1,878,000
Final Prospectus	true